Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 5,189
Fair value assets, ending balance	5,404	$ 5,189
Fair value liabilities, beginning balance	1,938
Fair value liabilities, ending balance	1,699	1,938
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	149
Fair value assets, ending balance	143	149
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	466
Fair value assets, ending balance	506	466
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	11
Fair value assets, ending balance	7	11
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,266
Fair value assets, ending balance	2,544	2,266
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	825,977
Fair value assets, ending balance	851,054	825,977
Fair value liabilities, beginning balance	649,934
Fair value liabilities, ending balance	669,571	649,934
Recurring [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3,634	2,447
Gains (losses) included in earnings	(328)	(261)
Gains (losses) included in OCI	100	153
Purchases (issuances)	953	1,828
Settlement (sales) and other	(382)	(668)
Transfers into Level 3	(224)	(22)
Transfers out of Level 3	430	157
Fair value assets, ending balance	4,183	3,634
Gains (losses) included in earnings for positions still held	8	(81)
Fair value liabilities, beginning balance	(383)	(241)
Gains (losses) included in earnings	(119)	5
Purchases (issuances)	(583)	(260)
Settlement (sales) and other	165	23
Transfers into Level 3	(120)	(134)
Transfers out of Level 3	562	224
Fair value liabilities, ending balance	(478)	(383)
Gains (losses) included in earnings for positions still held	(40)	24
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	644	576
Gains (losses) included in OCI	48	79
Purchases (issuances)	6	2
Settlement (sales) and other	(20)	(13)
Transfers into Level 3	2
Fair value assets, ending balance	680	644
Recurring [member] | Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	29	28
Gains (losses) included in OCI	2
Purchases (issuances)		1
Fair value assets, ending balance	31	29
Recurring [member] | Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	149	151
Gains (losses) included in OCI	11	9
Settlement (sales) and other	(17)	(11)
Fair value assets, ending balance	143	149
Recurring [member] | Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	466	397
Gains (losses) included in OCI	35	70
Purchases (issuances)	6	1
Settlement (sales) and other	(3)	(2)
Transfers into Level 3	2
Fair value assets, ending balance	506	466
Recurring [member] | Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(662)	(859)
Gains (losses) included in earnings	46	(63)
Gains (losses) included in OCI	1	5
Purchases (issuances)	(47)	(48)
Settlement (sales) and other	145	235
Transfers into Level 3	30	42
Transfers out of Level 3	(6)	26
Fair value assets, ending balance	(493)	(662)
Gains (losses) included in earnings for positions still held	51	(43)
Recurring [member] | Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(49)	(132)
Gains (losses) included in earnings	(15)	10
Gains (losses) included in OCI	7	10
Purchases (issuances)	14	(14)
Settlement (sales) and other	3	44
Transfers into Level 3	3
Transfers out of Level 3	(14)	33
Fair value assets, ending balance	(51)	(49)
Gains (losses) included in earnings for positions still held	(9)	8
Recurring [member] | Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(438)	(785)
Gains (losses) included in earnings	(139)	83
Gains (losses) included in OCI	2	4
Purchases (issuances)	(106)	(143)
Settlement (sales) and other	8	78
Transfers into Level 3	(330)	(159)
Transfers out of Level 3	700	484
Fair value assets, ending balance	(303)	(438)
Gains (losses) included in earnings for positions still held	31	152
Recurring [member] | Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3	53
Purchases (issuances)	(4)
Settlement (sales) and other	19	(50)
Fair value assets, ending balance	18	3
Recurring [member] | Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	11	15
Gains (losses) included in OCI		1
Settlement (sales) and other	(4)	(5)
Fair value assets, ending balance	7	11
Recurring [member] | Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,859	1,692
Gains (losses) included in earnings	(25)	(95)
Gains (losses) included in OCI	37	33
Purchases (issuances)	513	1,443
Settlement (sales) and other	(445)	(868)
Transfers into Level 3	70	30
Transfers out of Level 3	(228)	(376)
Fair value assets, ending balance	1,781	1,859
Gains (losses) included in earnings for positions still held	63	(44)
Recurring [member] | Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,266	1,887
Gains (losses) included in earnings	(195)	(196)
Gains (losses) included in OCI	5	21
Purchases (issuances)	577	588
Settlement (sales) and other	(88)	(89)
Transfers into Level 3	1	65
Transfers out of Level 3	(22)	(10)
Fair value assets, ending balance	2,544	2,266
Gains (losses) included in earnings for positions still held	(128)	(154)
Recurring [member] | Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		4
Settlement (sales) and other		(4)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		2
Settlement (sales) and other		(2)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		7
Purchases (issuances)		2
Settlement (sales) and other		(16)
Transfers into Level 3		17
Transfers out of Level 3		(10)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,266	1,874
Gains (losses) included in earnings	(195)	(196)
Gains (losses) included in OCI	5	21
Purchases (issuances)	577	586
Settlement (sales) and other	(88)	(67)
Transfers into Level 3	1	48
Transfers out of Level 3	(22)
Fair value assets, ending balance	2,544	2,266
Gains (losses) included in earnings for positions still held	(128)	(154)
Recurring [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(383)	(241)
Gains (losses) included in earnings	(119)	5
Purchases (issuances)	(583)	(260)
Settlement (sales) and other	165	23
Transfers into Level 3	(120)	(134)
Transfers out of Level 3	562	224
Fair value liabilities, ending balance	(478)	(383)
Gains (losses) included in earnings for positions still held	$ (40)	$ 24